S-K 1604(a)(3) De-SPAC Forepart, Compensation	Oct. 03, 2025 USD ($) $ / shares shares
Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,905,509
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	66,667
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,152,000
Common Shares [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,622,037
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 79,116,744
Warrants [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,622,037
Class B Shares [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,127,963
Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	400,000
Class A Common Stock [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	40,000
Private Placement Warrant [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333
EQV Private Placement Warrants [Member] | Presidio [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333